Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA 1-3 Year U.S. Corporate Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.89%	2.49%	2.79%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.35%	3.64%	4.65%
ICE BofA U.S. All Capital Securities Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.77%	2.41%	4.64%
A
Prospectus [Line Items]
Average Annual Return, Percent	5.25%	3.09%	3.82%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.61%	1.81%	2.60%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.61%	2.07%	2.68%
C
Prospectus [Line Items]
Average Annual Return, Percent	5.54%	2.77%	3.30%
F
Prospectus [Line Items]
Average Annual Return, Percent	7.61%	3.79%	[1]
I
Prospectus [Line Items]
Average Annual Return, Percent	7.61%	3.81%	4.33%
R
Prospectus [Line Items]
Average Annual Return, Percent	7.07%	3.30%	3.81%
Z
Prospectus [Line Items]
Average Annual Return, Percent	7.63%	3.77%	4.31%

[1]	The inception date for Class F shares is June 3, 2020. Since inception and through December 31, 2025, Class F shares had a return before taxes of 4.64%.